Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Accounts Receivable, Net

	12.31.2017	12.31.2016
Foreign customers	438.4	429.3
Brazilian Air Force	314.1	263.5
Domestic customers	30.1	30.8

	782.6	723.6
Allowance for doubtful accounts	(65.5)	(58.2)

	717.1	665.4

Summary of Past Due Accounts Receivable	The analysis of past due accounts receivable are presented below:

	12.31.2017	12.31.2016
Up to 90 days	48.9	49.6
From 91 to 180 days	19.2	19.5
More than 180 days	29.2	29.7

	97.3	98.8

Summary of Changes in Estimated Losses on Settlement

Changes in estimated losses on settlement are shown below:

	12.31.2017	12.31.2016	12.31.2015
Beginning balance	(58.2)	(47.3)	(42.9)
Additions	(15.0)	(41.7)	(13.4)
Reversal	5.7	20.0	2.4
Written-off	5.2	10.3	3.6
Foreign exchange variation	(3.2)	0.5	3.0

Ending balance	(65.5)	(58.2)	(47.3)

Summary of Trade Accounts Receivable from Customers

The Company’s sales are denominated in various currencies and trade accounts receivable from customers are maintained as follows:

	12.31.2017	12.31.2016
U.S. dollar	456.7	527.7
Euros	116.2	68.0
Reais	138.2	69.6
Other	6.0	0.1

	717.1	665.4